U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2




1.       Name and address of issuer:    Keystone Institutional
                                          Adjustable Rate Fund
                                        200 Berkeley Street
                                        Boston, MA  02116


2. Name of each series or class of funds for which this notice is filed:
                           Shares of beneficial interest, without par value
                                    Classes Y and Z

3.       Investment Company Act File Number:  811-6412
         Securities Act File Number: 33-42864

4.       Last day of fiscal year for which this notice is filed:

                           September 30, 1996

5. Check box if this notice is being filed for than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year, but before termination of the issuer's 24f-2 declaration:

                           Not Applicable

6. Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable:

                           Not Applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                             3,046,194

8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:

                              590,932
                         $  5,714,312

9. Number and aggregate sale price of securities sold during the fiscal year:

                             6,878,611
                          $ 66,580,547

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

                             3,241,485
                          $ 31,377,575

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                               201,129
                          $  1,946,279

12.      Calculation of registration fee:

          (i)      Aggregate sale price of
                   securities sold during
                   the fiscal year in reliance
                   on Rule 24f-2 (from Item 10):               $  31,377,575
                                                                ------------


         (ii)      Aggregate price of shares
                   issued in connection with
                   dividend reinvestment plans
                   (from Item 11, if applicable):              $  1,946,279
                                                                -----------

        (iii)      Aggregate price of shares
                   redeemed or repurchased
                   during the fiscal year (if
                   applicable):                               -$ 14,781,625
                                                                -----------

         (iv)      Aggregate price of shares
                   redeemed or repurchased and
                   previously applied as a reduction
                   to filing fees pursuant to Rule 24e-2
                   (if applicable):                            +     -0-
                                                                -----------
         (v)       Net aggregate price of securities
                   sold and issued during the fiscal year
                   in  reliance  on Rule 24f-2 [line (i),
                   plus line (ii), less line (iii),
                   plus line (iv)] (if applicable):            $ 18,542,229
                                                                -----------

         (vi)      Multiplier prescribed by
                   Section 6(b) of the Secu-
                   rities Act of 1933 or other
                   applicable law or regulation                X     1/3300
                                                                -----------
         (vii)     Fee due [line (i) or line
                   (v) multiplied by line (vi)]                X $ 5,619.00
                                                                 ----------

13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                           Not applicable

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



BY (Signature and Title):                   /s/ Martin J. Wolin
                                            Assistant Secretary



DATE: November 27, 1996




                                            November 27, 1996



Keystone Institutional Adjustable Rate Fund
200 Berkeley Street
Boston, Massachusetts  02116-5034


RE:  Notice Pursuant to Rule 24f-2 under the Investment Company
         Act of 1940 (the "1940 Act")

Dear Sir/Madam:

         I am a Senior Vice President of and General Counsel to Keystone Investment Management Company, investment adviser to Keystone Institutional Adjustable Rate Fund (the "Fund"). You have asked for my opinion with respect to the issuance of 3,241,485 additional shares of the Fund under the Fund's Declaration of Trust, as amended (the "Declaration of Trust"), and pursuant to the Fund's indefinite registration of such shares under Rule 24f-2 under the 1940 Act. The Fund is filing its Form 24f-2 to which this opinion is appended to make the issuance of such shares definite in number for its fiscal year ended September 30, 1996.

         To my knowledge, a Prospectus is on file with the Securities and Exchange Commission as part of Post-Effective Amendment No. 7 to the Fund's Registration Statement under the Securities Act of 1933, as amended, covering the public offering and sale of the Fund's shares for the period during which such shares were issued.

         In my opinion, such shares, if issued and sold in accordance with the Fund's Declaration of Trust, By-Laws, and offering Prospectus, were legally issued, fully paid, and nonassessable by the Fund, entitling the holders thereof to the rights set forth in the Declaration Trust and By-Laws and subject to the limitations stated therein.

         My opinion is based upon my examination of the Declaration of Trust, a review of the minutes of the Fund's Board of Trustees, signed by the Secretary of the Fund, authorizing the registration of shares pursuant to Rule 24f-2 under the 1940 Act and the issuance of such additional shares; and the Fund's Prospectus. In my examination of such documents, I have assumed the genuineness of all signatures and the conformity of copies to originals.

         I hereby consent to the use of this opinion in connect with the Fund's Form 24f-2 making definite the number of such additional shares issued.


                                            Sincerely yours,

                                            /s/ Rosemary D. Van Antwerp

                                            Rosemary D. Van Antwerp
                                            Senior Vice President
                                              and General Counsel